Stock-Based Compensation - Stock option Grants (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class B Common Stock | Employee stock option plan | WISeKey SA
Class of Stock [Line Items]
Options granted	22,129	152,090	18,418